RSI RETIREMENT TRUST
150 East 42nd Street
New York, NY 10017
212-503-0150

February 6, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:                              RSI Retirement Trust
Form N-1A; Post-Effective Amendment No. 29
File Nos. 2-95074; 811-04193
Filing under Rule 497(j)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933 (the “1933 Act”), RSI Retirement Trust hereby certifies that:

(i)            its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 29, the most recent amendment to the Trust’s Registration Statement on Form N-1A, and

(ii)         the text of Post-Effective Amendment No. 29 was filed electronically with the Securities and Exchange Commission on February 1, 2007.

Very truly yours,

/s/ Stephen P. Pollak
Stephen P. Pollak
Executive Vice President, Counsel and Secretary